Total
American Beacon Ninety One Global Franchise Fund
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - American Beacon Ninety One Global Franchise Fund	Y Class	R6 Class	R5 Class
Maximum sales charge imposed on purchases (as a percentage of offering price)	none	none	none
Maximum deferred sales charge (as a percentage of the lower of original offering price or redemption proceeds)	none	none	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - American Beacon Ninety One Global Franchise Fund		Y Class	R6 Class	R5 Class
Management Fees		0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		none	none	none
Other Expenses	[1]	0.19%	0.09%	0.12%
Total Annual Fund Operating Expenses	[2]	0.94%	0.84%	0.87%
Fee Waiver and/or expense reimbursement	[3]	(0.09%)	(0.02%)	(0.02%)
Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement		0.85%	0.82%	0.85%
[1]	Other Expenses are based on estimated expenses for the current fiscal year.
[2]	The Fund is the successor to the Ninety One Global Franchise Fund (the “Predecessor Fund”), pursuant to a reorganization that occurred on November 15, 2024 (“Closing Date”), in which the Y Class and the R5 Class shares of the Fund adopted the financial statements and performance history of the A Shares and I Shares, respectively, of the Predecessor Fund. The Total Annual Fund Operating Expenses of the Fund’s Y Class and R5 Class shares do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights for the A Shares and I Shares, respectively, of the Predecessor Fund, but instead reflect the Fund’s estimated expenses.
[3]	American Beacon Advisors, Inc. (the “Manager”) has contractually agreed to waive fees and/or reimburse expenses of the Fund’s Y Class, R6 Class, and R5 Class shares, as applicable, through November 30, 2027, to the extent that Total Annual Fund Operating Expenses exceed 0.85% for the Y Class, 0.82% for the R6 Class, and 0.85% for the R5 Class (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses). The contractual expense reimbursement can be changed or terminated only in the discretion and with the approval of a majority of the Fund’s Board of Trustees. The Manager will itself waive fees and/or reimburse expenses of the Fund to maintain the contractual expense ratio caps for each applicable class of shares or make arrangements with other service providers to do so. The Manager can be reimbursed by the Fund for any contractual fee waivers or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or the time of the recoupment.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the Example reflects the fee waiver/expense reimbursement arrangement for each share class through November 30, 2027. Although your actual costs may be higher or lower, based on these assumptions, whether you redeem or hold your shares, your costs would be:

Expense Example - American Beacon Ninety One Global Franchise Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Y Class	87	271
R6 Class	84	262
R5 Class	87	271